BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
BASIC AND DILUTED EARNINGS PER SHARE [abstract]
Schedule of net income attributable to ordinary owners of Company (diluted)

	2015	2016	2017
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	32,512	46,672	51,244
After tax effect of employee share option scheme of Shanghai Petrochemical	(2)	(3)	(2)

Net income attributable to ordinary owners of the Company (diluted)	32,510	46,669	51,242

Schedule of weighted average number of shares (diluted)

	2015	2016	2017
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as of December 31	120,852,547,200	121,071,209,646	121,071,209,646

Weighted average number of shares (diluted) as of December 31	120,852,547,200	121,071,209,646	121,071,209,646